Commitments and Contingencies - Summary of SOC Projects (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of contingent liabilities [line items]
Approved amount	₩ 2,486,755
Remaining balance after repayment	1,395,830
SOC Projects [member]
Disclosure of contingent liabilities [line items]
Approved amount	3,472,663
Remaining balance after repayment	2,057,062
Associates and joint ventures [member] | SOC Projects [member]
Disclosure of contingent liabilities [line items]
Approved amount	537,617
Remaining balance after repayment	397,661
Associates and joint ventures [member] | SOC Projects [member] | POSCO DX Co., Ltd. [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of contingent liabilities [line items]
Approved amount	24,923
Remaining balance after repayment	22,234
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of contingent liabilities [line items]
Approved amount	319,515
Remaining balance after repayment	285,039
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pohang E&E Co,. Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	71,930
Remaining balance after repayment	39,266
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pureun Tongyeong Enviro Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	25,630
Remaining balance after repayment	9,804
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pure Gimpo Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	51,565
Remaining balance after repayment	21,181
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Clean Iksan Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	44,054
Remaining balance after repayment	20,137
Others [member]
Disclosure of contingent liabilities [line items]
Approved amount	1,947,125
Remaining balance after repayment	1,036,505
Others [member] | SOC Projects [member]
Disclosure of contingent liabilities [line items]
Approved amount	2,935,046
Remaining balance after repayment	1,659,401
Others [member] | SOC Projects [member] | POSCO DX Co., Ltd. [member] | Western Inland highway CO.,LTD. [member]
Disclosure of contingent liabilities [line items]
Approved amount	47,348
Remaining balance after repayment	32,668
Others [member] | SOC Projects [member] | POSCO DX Co., Ltd. [member] | Busan Sanseong Tunnel [member]
Disclosure of contingent liabilities [line items]
Approved amount	7,621
Remaining balance after repayment	7,621
Others [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Western Seoul highway CO.,LTD. and others [member]
Disclosure of contingent liabilities [line items]
Approved amount	63,683
Remaining balance after repayment	28,201
Others [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Western Inland highway CO.,LTD. and others [member]
Disclosure of contingent liabilities [line items]
Approved amount	2,778,848
Remaining balance after repayment	1,562,721
Others [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pohang Youngil Bay New Port [member]
Disclosure of contingent liabilities [line items]
Approved amount	2,250
Remaining balance after repayment	1,440
Others [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Busan Sanseong Tunnel [member]
Disclosure of contingent liabilities [line items]
Approved amount	35,296
Remaining balance after repayment	₩ 26,750